Financial assets held for trading - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets held for trading
Financial assets held for trading	€ 6,760	€ 6,552
Financial assets held for trading
Financial assets held for trading
Fair value	6,760
Financial assets held for trading | Maximum
Financial assets held for trading
Value limit for inclusion in other category	50
Financial assets held for trading | Level 1
Financial assets held for trading
Fair value	6,219
Financial assets held for trading | Level 2
Financial assets held for trading
Fair value	541
Securities lending
Financial assets held for trading
Financial assets held for trading	€ 1,347	€ 1,301